UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

48415-1112                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2012 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS (97.8%)

            CONSUMER DISCRETIONARY (15.4%)
            ------------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    6,039   Fossil, Inc.*                                                   $        511
            APPAREL RETAIL (0.4%)
   22,392   Ross Stores, Inc.                                                      1,447
                                                                            ------------
            AUTOMOTIVE RETAIL (0.3%)
   11,801   O'Reilly Automotive, Inc.*                                               987
                                                                            ------------
            CABLE & SATELLITE (3.9%)
  209,930   Comcast Corp. "A"                                                      7,509
   62,323   DIRECTV*                                                               3,270
  380,495   Sirius Satellite Radio, Inc.*                                            989
   26,675   Virgin Media, Inc.                                                       785
                                                                            ------------
                                                                                  12,553
                                                                            ------------
            CASINOS & GAMING (0.4%)
    9,978   Wynn Resorts Ltd.                                                      1,152
                                                                            ------------
            CATALOG RETAIL (0.3%)
   51,139   Liberty Media Corp. - Interactive "A"*                                   946
                                                                            ------------
            CONSUMER ELECTRONICS (0.2%)
   19,343   Garmin Ltd.                                                              807
                                                                            ------------
            DEPARTMENT STORES (0.2%)
   10,567   Sears Holdings Corp.*                                                    586
                                                                            ------------
            EDUCATION SERVICES (0.1%)
   11,206   Apollo Group, Inc. "A"*                                                  326
                                                                            ------------
            GENERAL MERCHANDISE STORES (0.3%)
   22,863   Dollar Tree, Inc.*                                                     1,104
                                                                            ------------
            HOMEFURNISHING RETAIL (0.5%)
   23,044   Bed Bath & Beyond, Inc.*                                               1,452
                                                                            ------------
            INTERNET RETAIL (4.8%)
   44,874   Amazon.com, Inc.*                                                     11,412
   12,203   Expedia, Inc.                                                            706
    5,512   Netflix, Inc.*                                                           300
    4,946   Priceline.com, Inc.*                                                   3,060
                                                                            ------------
                                                                                  15,478
                                                                            ------------
            LEISURE PRODUCTS (0.4%)
   33,842   Mattel, Inc.                                                           1,201
                                                                            ------------
            MOVIES & ENTERTAINMENT (2.0%)
  155,725   News Corp. "A"                                                         3,820
   47,290   Viacom, Inc. "B"                                                       2,534
                                                                            ------------
                                                                                   6,354
                                                                            ------------

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1 |  USAA Nasdaq-100 Index Fund

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
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            RESTAURANTS (1.2%)
   75,440   Starbucks Corp.                                                 $      3,829
                                                                            ------------
            SPECIALTY STORES (0.2%)
   67,733   Staples, Inc.                                                            780
                                                                            ------------
            Total Consumer Discretionary                                          49,513
                                                                            ------------
            CONSUMER STAPLES (4.5%)
            -----------------------
            FOOD RETAIL (0.5%)
   18,330   Whole Foods Market, Inc.                                               1,785
                                                                            ------------
            HYPERMARKETS & SUPER CENTERS (1.3%)
   42,922   Costco Wholesale Corp.                                                 4,298
                                                                            ------------
            PACKAGED FOODS & MEAT (2.4%)
   15,437   Green Mountain Coffee Roasters, Inc.*                                    367
  176,159   Kraft Foods, Inc. "A"                                                  7,284
                                                                            ------------
                                                                                   7,651
                                                                            ------------
            SOFT DRINKS (0.3%)
   17,513   Monster Beverage Corp.*                                                  948
                                                                            ------------
            Total Consumer Staples                                                14,682
                                                                            ------------
            HEALTH CARE (10.7%)
            -------------------
            BIOTECHNOLOGY (6.7%)
   19,163   Alexion Pharmaceuticals, Inc.*                                         2,192
   76,510   Amgen, Inc.                                                            6,451
   23,461   Biogen Idec, Inc.*                                                     3,501
   42,824   Celgene Corp.*                                                         3,272
   75,099   Gilead Sciences, Inc.*                                                 4,981
   21,422   Vertex Pharmaceuticals, Inc.*                                          1,199
                                                                            ------------
                                                                                  21,596
                                                                            ------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    8,788   Henry Schein, Inc.*                                                      697
                                                                            ------------
            HEALTH CARE EQUIPMENT (0.6%)
    3,964   Intuitive Surgical, Inc.*                                              1,965
                                                                            ------------
            HEALTH CARE SERVICES (1.6%)
   80,478   Express Scripts Holdings Co.*                                          5,044
                                                                            ------------
            HEALTH CARE SUPPLIES (0.2%)
   14,074   DENTSPLY International, Inc.                                             537
                                                                            ------------
            HEALTH CARE TECHNOLOGY (0.4%)
   16,992   Cerner Corp.*                                                          1,315
                                                                            ------------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   17,399   Life Technologies Corp.*                                                 850
                                                                            ------------
            PHARMACEUTICALS (0.7%)
   40,290   Mylan, Inc.*                                                             983
    9,282   Perrigo Co.                                                            1,078
   24,856   Warner Chilcott plc "A"                                                  336
                                                                            ------------
                                                                                   2,397
                                                                            ------------
            Total Health Care                                                     34,401
                                                                            ------------
            INDUSTRIALS (1.6%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.5%)
   16,013   C.H. Robinson Worldwide, Inc.                                            937
   20,898   Expeditors International of Washington, Inc.                             760
                                                                            ------------
                                                                                   1,697
                                                                            ------------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   35,088   PACCAR, Inc.                                                    $      1,404
                                                                            ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,503   Stericycle, Inc.*                                                        770
                                                                            ------------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   29,397   Fastenal Co.                                                           1,264
                                                                            ------------
            Total Industrials                                                      5,135
                                                                            ------------
            INFORMATION TECHNOLOGY (64.3%)
            ------------------------------
            APPLICATION SOFTWARE (1.9%)
   48,810   Adobe Systems, Inc.*                                                   1,584
   22,809   Autodesk, Inc.*                                                          761
   18,558   Citrix Systems, Inc.*                                                  1,421
   29,149   Intuit, Inc.                                                           1,716
   30,555   Nuance Communications, Inc.*                                             761
                                                                            ------------
                                                                                   6,243
                                                                            ------------
            COMMUNICATIONS EQUIPMENT (6.8%)
  531,740   Cisco Systems, Inc.                                                   10,151
    7,853   F5 Networks, Inc.*                                                       822
  169,079   QUALCOMM, Inc.(a)                                                     10,566
   51,197   Research In Motion Ltd.*                                                 384
                                                                            ------------
                                                                                  21,923
                                                                            ------------
            COMPUTER HARDWARE (19.8%)
   93,050   Apple, Inc.(a)                                                        62,088
  172,182   Dell, Inc.                                                             1,698
                                                                            ------------
                                                                                  63,786
                                                                            ------------
            COMPUTER STORAGE & PERIPHERALS (1.1%)
   36,063   NetApp, Inc.*                                                          1,186
   23,976   SanDisk Corp.*                                                         1,041
   39,876   Seagate Technology plc                                                 1,236
                                                                            ------------
                                                                                   3,463
                                                                            ------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   48,095   Automatic Data Processing, Inc.                                        2,821
   13,467   Fiserv, Inc.*                                                            997
   36,009   Paychex, Inc.                                                          1,199
                                                                            ------------
                                                                                   5,017
                                                                            ------------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   66,053   Flextronics International Ltd.*                                          396
                                                                            ------------
            HOME ENTERTAINMENT SOFTWARE (0.5%)
  110,287   Activision Blizzard, Inc.                                              1,244
   31,668   Electronic Arts, Inc.*                                                   402
                                                                            ------------
                                                                                   1,646
                                                                            ------------
            INTERNET SOFTWARE & SERVICES (10.0%)
   17,600   Akamai Technologies, Inc.*                                               673
   27,218   Baidu, Inc. ADR*                                                       3,180
  127,918   eBay, Inc.*                                                            6,193
   26,004   Google, Inc. "A"*                                                     19,620
   15,523   VeriSign, Inc.*                                                          756
  117,590   Yahoo!, Inc.*                                                          1,878
                                                                            ------------
                                                                                  32,300
                                                                            ------------
            IT CONSULTING & OTHER SERVICES (0.8%)
   29,636   Cognizant Technology Solutions Corp. "A"*                              2,072
    7,385   Infosys Technologies Ltd. ADR                                            359
                                                                            ------------
                                                                                   2,431
                                                                            ------------

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3 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.9%)
  122,836   Applied Materials, Inc.                                         $      1,371
   16,529   KLA-Tencor Corp.                                                         789
   18,096   Lam Research Corp.*                                                      575
                                                                            ------------
                                                                                   2,735
                                                                            ------------
            SEMICONDUCTORS (7.1%)
   31,756   Altera Corp.                                                           1,079
   24,306   Avago Technologies Ltd.                                                  848
   50,326   Broadcom Corp. "A"                                                     1,740
  496,616   Intel Corp.                                                           11,263
   22,828   Linear Technology Corp.                                                  727
   55,923   Marvell Technology Group Ltd.                                            512
   29,000   Maxim Integrated Products, Inc.                                          772
   19,228   Microchip Technology, Inc.                                               630
  100,999   Micron Technology, Inc.*                                                 605
   61,490   NVIDIA Corp.*                                                            820
  112,937   Texas Instruments, Inc.                                                3,111
   26,023   Xilinx, Inc.                                                             869
                                                                            ------------
                                                                                  22,976
                                                                            ------------
            SYSTEMS SOFTWARE (13.7%)
   15,828   BMC Software, Inc.*                                                      657
   46,557   CA, Inc.                                                               1,199
   20,328   Check Point Software Technologies Ltd.*                                  979
  832,165   Microsoft Corp.(a)                                                    24,782
  484,653   Oracle Corp.                                                          15,262
   69,676   Symantec Corp.*                                                        1,254
                                                                            ------------
                                                                                  44,133
                                                                            ------------
            Total Information Technology                                         207,049
                                                                            ------------
            MATERIALS (0.5%)
            ----------------
            GOLD (0.2%)
    5,343   Randgold Resources Ltd. ADR                                              657
                                                                            ------------
            SPECIALTY CHEMICALS (0.3%)
   11,987   Sigma-Aldrich Corp.                                                      863
                                                                            ------------
            Total Materials                                                        1,520
                                                                            ------------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   94,318   Vodafone Group plc ADR                                                 2,688
                                                                            ------------
            Total Common Stocks (cost: $223,893)                                 314,988
                                                                            ------------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.2%)

            REPURCHASE AGREEMENTS (1.9%)
$   6,154   State Street Bank & Trust Co., 0.01%, acquired on 9/28/2012 and due 10/01/2012 at $6,154 (collateralized by $6,030
               of U.S. Treasury, 1.50%, due 8/31/2018;
               market value $6,279)                                                6,154
                                                                            ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                         MARKET
AMOUNT                                                                             VALUE
(000)       SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.3%)
$     805   0.11%, 11/01/12 (b),(c)                                         $        805
                                                                            ------------
            Total Money Market Instruments (cost: $6,959)                          6,959
                                                                            ------------

            TOTAL INVESTMENTS (COST: $230,852)                              $    321,947
                                                                            ============

----------------------------------------------------------------------------------------
  NUMBER OF                                                                 UNREALIZED
  CONTRACTS                              EXPIRATION       CONTRACT         DEPRECIATION
LONG/(SHORT)                                DATE         VALUE (000)           (000)
----------------------------------------------------------------------------------------
               FUTURES (2.2%)
         126   Nasdaq-100 Mini Index       12/21/12           $7,036       $         (51)
                                                              ------       -------------

               TOTAL FUTURES                                  $7,036       $         (51)
                                                              ======       =============

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                   QUOTED PRICES        OTHER          SIGNIFICANT
                                     IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                      MARKETS        OBSERVABLE          INPUTS
                                   FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                   TOTAL
-----------------------------------------------------------------------------------------------------
Common Stocks                      $     314,988     $        --      $         --      $     314,988
Money Market Instruments:
  Repurchase Agreements                       --           6,154                --              6,154
  U.S. Treasury Bills                         --             805                --                805
Futures*                                     (51)             --                --                (51)
-----------------------------------------------------------------------------------------------------
Total                              $     314,937     $     6,959      $         --      $     321,896
-----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                               COMMON          PREFERRED
                                                               STOCKS          SECURITIES
-----------------------------------------------------------------------------------------
Balance as of December 31, 2011                                    $2                  $1
Purchases                                                           -                   -
Sales                                                               -                   -
Transfers into Level 3                                              -                   -
Transfers out of Level 3                                           (2)                 (1)
Net realized gain (loss)                                            -                   -
Change in net unrealized appreciation/depreciation                  -                   -
-----------------------------------------------------------------------------------------
Balance as of September 30, 2012                                   $-                  $-
-----------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5 |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIOOF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

6 |  USAA Nasdaq-100 Index Fund

================================================================================

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements and U.S. Treasuries which are valued at cost.

================================================================================

7 |  USAA Nasdaq-100 Index Fund

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $105,784,000 and $14,689,000, respectively, resulting in net unrealized appreciation of $91,095,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $322,044,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2012.
(b) Rate represents an annualized yield at time of purchase, not coupon rate.
(c) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.
*   Non-income-producing security.

================================================================================

9 |  USAA Nasdaq-100 Index Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.